Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			111 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2004	Sep. 30, 2012
Noncash investing and financing activities: [Abstract]
Conversion of note principal to redeemable convertible preferred stock	$ 0	$ 0			$ 0	$ 3,562
Convertible note issued to initial stockholder for consulting expense	0	0				210
Fair value of warrants issued with issuance of long term debt	0	105				2,290
Fair value of warrants issued with sale of common stock	0	16,947	(16,947)			16,947
Fair value of embedded derivative issued with the demand note	310	0				310
Conversion of warrant liability	$ 0	$ 0		$ 123		$ 123